Goodwill and Intangible Assets - Schedule of Finite-lived Intangible Assets Amortization Expense (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 9,481
2021	8,098
2022	7,547
2023	7,089
Thereafter	$ 8,078